[logo] PIONEER Investments(R)




                                                                December 5, 2007
VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:       Pioneer Ibbotson Asset Allocation Series (the "Trust")
          (File Nos. 811-21569 and 333-114788)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the multi-class statement of additional information for the Pioneer Ibbotson Asset Allocation Series that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 8 to the Fund's registration statement on Form N-1A filed electronically on November 28, 2007.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4575.

                                                 Very truly yours,


                                                 /s/ Peter Pizzi
                                                     Peter Pizzi
                                                     Legal Product Manager


cc:  Mr. Christopher P. Kelley, Esq.
cc:  Toby R. Serkin, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."